Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2016
Registrant Name	dei_EntityRegistrantName	BLACKROCK SERIES, INC.
Central Index Key	dei_EntityCentralIndexKey	0001062806
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 02, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 02, 2016
Prospectus Date	rr_ProspectusDate	Sep. 28, 2016